Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Research and development expenses	$ 100,800	$ 80,318	$ 42,100	$ 230,608	$ 113,662	$ 165,621	$ 411,014
Marketing and advertising costs		$ 21,747	$ 130,230	$ 227,708	$ 174,303	216,318	135,576
Conversion ratio				30:1
Reverse split				1 for 100 shares
Segment description				Our Chief Executive Officer (“CEO”) is the chief operating decision maker who reviews financial information on a basis for purposes of allocating resources and evaluating financial performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]				Chief Executive Officer [Member]
Insured amount of FDIC						250,000
FDIC insurance limit						0	0
Inventory							3,048
Provision for obsolete inventory						$ 0	$ 46,981
Number of convertible common stock (in Shares)						100
Series B Convertible Preferred stock [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion of preferred stock (in Shares)		10,000		10,000		10,000
Investments held		$ 0		$ 0		$ 0
Number of convertible common stock (in Shares)		10,000		10,000
Series B Convertible Preferred stock [Member] | Marijuana, Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion of preferred stock (in Shares)		47,000,000		47,000,000		47,000,000
Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion of preferred stock (in Shares)		7,000,000		7,000,000		7,000,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Convertible shares (in Shares)				0.3			31,169
Reverse split				1:100
Common Stock [Member] | Series B Convertible Preferred stock [Member]
Summary of Significant Accounting Policies [Line Items]
Number of convertible common stock (in Shares)		4,700		4,700